Borrowings, Carrying Amount (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) Vessel	Dec. 31, 2025 USD ($)
Bank Borrowings [Abstract]
Carrying amount	$ 885,363	$ 1,122,976
CTI Vessels [Member]
Bank Borrowings [Abstract]
Carrying amount	$ 14,500	15,200
Number of vessels | Vessel	1
Other Finance Leases [Member]
Bank Borrowings [Abstract]
Carrying amount	$ 19,800	$ 21,900